Summary of Significant Accounting Policies - Summary Of Reconciliation Of Class A Common Stock Reflected in The Balance Sheet (Details)	Feb. 05, 2021 USD ($)
Temporary Equity [Line Items]
Gross proceeds	$ 7,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds	200,000,000
Less: Proceeds allocated to Public Warrants	(5,866,667)
Less: Class A common stock issuance costs	(11,410,750)
Add: Accretion of carrying value to redemption value	17,277,417
Class A common stock subject to possible redemption	$ 200,000,000